AB Income Fund

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 69.5%
Canada – 5.8%
Canadian Government Bond 1.00%, 09/01/2026	CAD	225,418	$157,051,400

United States – 63.7%
U.S. Treasury Bonds 3.00%, 08/15/2052(a)	U.S.$	49,257	43,245,668
U.S. Treasury Notes 2.875%, 05/15/2032(a)		342,529	325,295,699
3.875%, 12/31/2027		19,802	19,993,327
4.125%, 09/30/2027(a) (b) (c) (d)		369,624	376,554,450
4.125%, 10/31/2027(a)		471,602	480,591,811
4.125%, 11/15/2032		12,563	13,177,829
4.375%, 10/31/2024		455,821	455,821,100

			1,714,679,884

Total Governments - Treasuries (cost $1,859,936,337)			1,871,731,284

MORTGAGE PASS-THROUGHS – 20.1%
Agency Fixed Rate 30-Year – 20.1%
Federal Home Loan Mortgage Corp. Series 2020 2.50%, 08/01/2050		48,746	43,338,088
2.50%, 09/01/2050		37,592	33,410,831
4.50%, 02/01/2050		2,710	2,735,995
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		1	1,144
Series 1999 7.50%, 11/01/2029		5	5,099
Series 2020 4.50%, 02/01/2050		6,196	6,239,232
Government National Mortgage Association Series 2023 4.00%, 02/21/2053, TBA		13,732	13,344,366
4.50%, 02/01/2053, TBA		70,886	70,385,973
Uniform Mortgage-Backed Security Series 2023 3.00%, 02/01/2053, TBA		61,874	56,160,407
3.50%, 02/01/2053, TBA		82,946	77,846,437
4.00%, 02/01/2053, TBA		44,832	43,276,722
4.50%, 02/01/2053, TBA		133,971	132,328,098
5.00%, 02/01/2053, TBA		62,077	62,324,576

Total Mortgage Pass-Throughs (cost $549,546,457)			541,396,968

CORPORATES - INVESTMENT GRADE – 17.4%
Financial Institutions – 11.7%
Banking – 8.4%
AIB Group PLC 4.263%, 04/10/2025(e)		5,750	5,628,503
7.583%, 10/14/2026(e)		8,459	8,754,727

	Principal Amount (000)		U.S. $ Value

Ally Financial, Inc. 8.00%, 11/01/2031	U.S.$	75	$82,319
Series B 4.70%, 05/15/2026(f)		3,727	3,065,271
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(f)		1,800	1,769,328
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(e)		3,765	3,458,962
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(e)		3,998	3,993,003
Banco Santander SA 3.225%, 11/22/2032		200	160,990
4.175%, 03/24/2028		2,800	2,662,324
Bank of America Corp. 6.204%, 11/10/2028		5,206	5,490,456
Bank of Ireland Group PLC 6.253%, 09/16/2026(e)		2,167	2,197,035
Barclays PLC 7.125%, 06/15/2025(f)	GBP	333	399,413
7.25%, 03/15/2023(e) (f)		1,350	1,661,401
7.385%, 11/02/2028	U.S.$	3,394	3,676,686
8.00%, 03/15/2029(f)		8,072	8,095,651
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(e)		5,343	5,128,612
BNP Paribas SA 4.625%, 02/25/2031(e) (f)		2,545	2,086,696
BPCE SA 5.975%, 01/18/2027(e)		5,330	5,395,452
Capital One Financial Corp. 5.468%, 02/01/2029		2,537	2,551,943
Citigroup, Inc. 3.875%, 02/18/2026(f)		3,286	2,999,428
8.87% (LIBOR 3 Month + 4.07%), 04/30/2023(f) (g)		846	851,144
Series U 5.00%, 09/12/2024(f)		2,540	2,431,745
Series V 4.70%, 01/30/2025(f)		1,811	1,655,200
Series W 4.00%, 12/10/2025(f)		2,865	2,672,300
Credit Agricole SA 8.125%, 12/23/2025(e) (f)		4,972	5,131,999
Credit Suisse Group AG 6.373%, 07/15/2026(e)		1,114	1,081,616
7.50%, 12/11/2023(e) (f)		2,150	2,033,879
Danske Bank A/S 3.244%, 12/20/2025(e)		200	190,672
4.298%, 04/01/2028(e)		4,773	4,594,824
6.466%, 01/09/2026(e)		3,667	3,721,822
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	141,825
6.119%, 07/14/2026		4,938	5,004,317

	Principal Amount (000)		U.S. $ Value

6.72%, 01/18/2029	U.S.$	2,408	$2,533,914
Discover Financial Services 6.70%, 11/29/2032		2,653	2,835,075
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		5	4,968
HSBC Holdings PLC 4.60%, 12/17/2030(f)		1,030	867,816
4.762%, 03/29/2033		3,659	3,373,378
6.375%, 03/30/2025(f)		468	461,186
7.336%, 11/03/2026		9,148	9,657,818
ING Groep NV 6.50%, 04/16/2025(f)		6,341	6,157,999
6.75%, 04/16/2024(e) (f)		3,383	3,325,895
Intesa Sanpaolo SpA 5.017%, 06/26/2024(e)		999	973,266
7.00%, 11/21/2025(e)		1,036	1,070,333
KBC Group NV 5.796%, 01/19/2029(e)		1,193	1,210,334
Morgan Stanley 4.21%, 04/20/2028		3,639	3,537,035
6.296%, 10/18/2028		10,098	10,673,283
Nationwide Building Society 4.302%, 03/08/2029(e)		2,000	1,872,540
NatWest Group PLC 7.472%, 11/10/2026		2,381	2,518,789
Nordea Bank Abp 6.625%, 03/26/2026(e) (f)		8,725	8,633,039
PNC Financial Services Group, Inc. (The) Series O 8.492% (LIBOR 3 Month + 3.68%), 05/01/2023(f) (g)		1,247	1,256,028
Santander UK Group Holdings PLC 6.833%, 11/21/2026		10,499	10,861,635
Societe Generale SA 6.447%, 01/12/2027(e)		10,270	10,531,474
8.00%, 09/29/2025(e) (f)		486	491,764
Standard Chartered PLC 6.17%, 01/09/2027(e)		2,054	2,103,152
6.312% (LIBOR 3 Month + 1.51%), 01/30/2027(e) (f) (g)		7,500	6,552,375
7.75%, 08/15/2027(e) (f)		290	296,313
Sumitomo Mitsui Financial Group, Inc. 5.71%, 01/13/2030		7,605	7,918,098
Swedbank AB Series NC5 5.625%, 09/17/2024(e) (f)		8,800	8,558,000
Truist Financial Corp. Series Q 5.10%, 03/01/2030(f)		12,605	12,271,598
UBS Group AG 4.375%, 12/31/2099(e) (f) (h)		4,958	4,054,256
7.00%, 02/19/2025(e) (f)		211	212,608

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 1.982%, 06/03/2027(e)	U.S.$	250	$219,515
2.569%, 09/22/2026(e)		3,984	3,605,161

			227,408,188

Brokerage – 0.2%
Nomura Holdings, Inc. 5.709%, 01/09/2026		6,517	6,603,285

Finance – 0.9%
Aircastle Ltd. 2.85%, 01/26/2028(e)		1,242	1,081,496
4.125%, 05/01/2024		678	663,803
4.40%, 09/25/2023		1,716	1,702,272
5.00%, 04/01/2023		140	139,766
Aviation Capital Group LLC 4.125%, 08/01/2025(e)		1,592	1,501,829
4.375%, 01/30/2024(e)		1,694	1,662,661
4.875%, 10/01/2025(e)		1,315	1,255,891
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(e)		400	361,450
Huarong Finance II Co., Ltd. 5.50%, 01/16/2025(e)		6,664	6,442,422
Synchrony Financial 3.95%, 12/01/2027		9,789	9,053,944

			23,865,534

Insurance – 1.6%
ACE Capital Trust II 9.70%, 04/01/2030		750	945,015
Assicurazioni Generali SpA 5.50%, 10/27/2047(e)	EUR	6,630	7,368,757
Credit Agricole Assurances SA 4.75%, 09/27/2048(e)		3,200	3,434,351
Fairfax Financial Holdings Ltd. 8.30%, 04/15/2026	U.S.$	5,000	5,373,750
Hartford Financial Services Group, Inc. (The) Series ICON 6.731% (LIBOR 3 Month + 2.12%), 02/12/2047(e) (g)		3,275	2,799,634
MetLife Capital Trust IV 7.875%, 12/15/2037(e)		4,117	4,528,700
Prudential Financial, Inc. 5.20%, 03/15/2044		4,029	3,950,273
5.625%, 06/15/2043		2,868	2,851,308
Voya Financial, Inc. 5.65%, 05/15/2053		12,065	12,014,086

			43,265,874

REITs – 0.6%
Boston Properties LP 6.75%, 12/01/2027		3,440	3,644,026
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		283	282,706

	Principal Amount (000)		U.S. $ Value

Office Properties Income Trust 3.45%, 10/15/2031	U.S.$	1,577	$1,098,113
Spirit Realty LP 2.10%, 03/15/2028		3,911	3,306,320
3.40%, 01/15/2030		1,800	1,560,600
STORE Capital Corp. 4.625%, 03/15/2029		1,143	1,045,411
Trust Fibra Uno 4.869%, 01/15/2030(e)		4,814	4,414,077

			15,351,253

			316,494,134

Industrial – 4.5%
Basic – 0.6%
Anglo American Capital PLC 5.625%, 04/01/2030(e)		3,960	4,055,416
Arconic Corp. 6.00%, 05/15/2025(e)		765	761,167
Celanese US Holdings LLC 6.05%, 03/15/2025		1,124	1,132,779
CF Industries, Inc. 4.95%, 06/01/2043		75	68,319
Freeport Indonesia PT 4.763%, 04/14/2027(e)		964	935,186
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(e)		1,445	1,435,788
MEGlobal Canada ULC 5.00%, 05/18/2025(e)		1,988	1,977,066
Nexa Resources SA 5.375%, 05/04/2027(e)		1,441	1,393,447
Suzano Austria GmbH 3.75%, 01/15/2031		2,135	1,821,262
5.00%, 01/15/2030		1,260	1,192,275
Series DM3N 3.125%, 01/15/2032		427	339,465

			15,112,170

Capital Goods – 0.2%
General Electric Co. Series D 8.099% (LIBOR 3 Month + 3.33%), 03/15/2023(f) (g)		1,203	1,198,693
Regal Rexnord Corp. 6.30%, 02/15/2030(e)		1,078	1,097,555
6.40%, 04/15/2033(e)		1,275	1,305,677
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/2028		2,060	2,042,593

			5,644,518

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.4%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(e)	U.S.$	2,691	$2,437,400
Prosus NV 3.68%, 01/21/2030(e)		5,224	4,502,435
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(e)		433	381,311
Weibo Corp. 3.50%, 07/05/2024		4,574	4,423,344

			11,744,490

Communications - Telecommunications – 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(e)		1,119	1,109,580
5.152%, 03/20/2028(e)		1,990	1,985,642

			3,095,222

Consumer Cyclical - Automotive – 0.0%
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(e)		655	599,214

Consumer Cyclical - Other – 0.2%
Lennar Corp. 4.75%, 11/29/2027		75	73,978
PulteGroup, Inc. 6.375%, 05/15/2033		2,868	3,002,481
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(e)		1,100	900,779

			3,977,238

Consumer Cyclical - Retailers – 0.1%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(e)		985	899,797
6.125%, 03/15/2032(e)		1,510	1,352,960

			2,252,757

Consumer Non-Cyclical – 0.8%
BAT Capital Corp. 4.906%, 04/02/2030		7,540	7,133,142
7.75%, 10/19/2032		15	16,739
BAT International Finance PLC 4.448%, 03/16/2028		7,944	7,605,744
Charles River Laboratories International, Inc. 4.00%, 03/15/2031(e)		423	374,012
Newell Brands, Inc. 6.375%, 09/15/2027		1,534	1,542,284
6.625%, 09/15/2029(a)		1,534	1,555,123
Philip Morris International, Inc. 5.625%, 11/17/2029		2,396	2,502,478

			20,729,522

	Principal Amount (000)		U.S. $ Value

Energy – 1.1%
Continental Resources, Inc./OK 5.75%, 01/15/2031(e)	U.S.$	2,501	$2,455,057
Ecopetrol SA 5.875%, 09/18/2023		281	280,297
5.875%, 11/02/2051		1,495	1,033,419
6.875%, 04/29/2030		4,658	4,342,327
8.875%, 01/13/2033		440	450,472
Hess Corp. 7.30%, 08/15/2031		7,522	8,434,795
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(e)		999	958,273
Oleoducto Central SA 4.00%, 07/14/2027(e)		1,169	1,034,054
Raizen Fuels Finance SA 5.30%, 01/20/2027(e)		2,218	2,166,542
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(e)		1,918	1,445,692
Var Energi ASA 7.50%, 01/15/2028(e)		2,892	3,046,896
8.00%, 11/15/2032(e)		1,436	1,572,693
Western Midstream Operating LP 3.95%, 06/01/2025		159	152,360
4.30%, 02/01/2030		1,171	1,072,050
4.65%, 07/01/2026		1,558	1,502,411
4.75%, 08/15/2028		490	466,010

			30,413,348

Technology – 0.7%
Baidu, Inc. 3.425%, 04/07/2030		225	204,313
Entegris Escrow Corp. 4.75%, 04/15/2029(e)		7,688	7,213,035
Lenovo Group Ltd. 3.421%, 11/02/2030(e)		509	430,519
5.831%, 01/27/2028(e)		1,585	1,601,373
Micron Technology, Inc. 6.75%, 11/01/2029		5,492	5,847,058
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		1,130	1,164,058
SK Hynix, Inc. 6.25%, 01/17/2026(e)		582	587,267
6.375%, 01/17/2028(e)		918	931,104
6.50%, 01/17/2033(e)		787	795,193
Western Digital Corp. 2.85%, 02/01/2029		185	150,845
3.10%, 02/01/2032		553	424,627

			19,349,392

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(e)		1,640	1,594,490

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)	U.S.$	537	$480,952
5.875%, 07/05/2034(e)		1,557	1,517,937

			1,998,889

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(e)		4,585	3,530,450

			120,041,700

Utility – 1.2%
Electric – 1.2%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(e)		3,064	2,512,480
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(e)		2,474	2,202,324
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(e)		3,169	2,339,712
Colbun SA 3.15%, 03/06/2030(e)		209	182,353
ComEd Financing III 6.35%, 03/15/2033		3,462	3,568,630
Cometa Energia SA de CV 6.375%, 04/24/2035(e)		440	431,755
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(e)		281	267,422
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(e)		3,775	3,093,848
4.375%, 02/15/2031(e)		5,315	4,206,490
Enel Finance International NV 7.50%, 10/14/2032(e)		2,493	2,800,686
Engie Energia Chile SA 3.40%, 01/28/2030(e)		6,432	5,369,916
Kallpa Generacion SA 4.125%, 08/16/2027(e)		2,562	2,394,349
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(e)		2,978	2,709,678

			32,079,643

Total Corporates - Investment Grade (cost $485,636,016)			468,615,477

CORPORATES - NON-INVESTMENT GRADE – 10.4%
Industrial – 8.3%
Basic – 0.4%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(e)		277	236,566
7.50%, 09/30/2029(e)		280	202,653
ERP Iron Ore, LLC 9.034%, 12/31/2019(h) (i) (j) (k) (l)		118	78,879
FMG Resources (August 2006) Pty Ltd. 6.125%, 04/15/2032(e)		3,761	3,667,238
Graphic Packaging International LLC 4.75%, 07/15/2027(e)		32	30,789

	Principal Amount (000)		U.S. $ Value

INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(e)	EUR	107	$103,292
Kleopatra Finco Sarl 4.25%, 03/01/2026(a) (e)		2,779	2,530,126
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(h) (i) (k) (l) (m)	U.S.$	1,407	0
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(e)		1,782	1,644,251
Sealed Air Corp. 6.125%, 02/01/2028(e)		667	673,217
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(e)		4,043	3,129,646

			12,296,657

Capital Goods – 0.4%
ARD Finance SA 6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(e) (j)		1,692	1,326,013
Bombardier, Inc. 7.875%, 04/15/2027(e)		82	81,999
Chart Industries, Inc. 7.50%, 01/01/2030(e)		674	688,505
Clean Harbors, Inc. 6.375%, 02/01/2031(e)		249	253,651
Eco Material Technologies, Inc. 7.875%, 01/31/2027(e)		2,807	2,702,916
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(e)		771	759,310
TK Elevator Holdco GmbH 7.625%, 07/15/2028(a) (e)		1,008	895,406
TransDigm, Inc. 6.25%, 03/15/2026(e)		33	32,988
Triumph Group, Inc. 6.25%, 09/15/2024(e)		1,309	1,265,332
7.75%, 08/15/2025		362	307,972
8.875%, 06/01/2024(e)		1,428	1,455,218
Trivium Packaging Finance BV 3.75%, 08/15/2026(e)	EUR	100	101,248

			9,870,558

Communications - Media – 0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(e)	U.S.$	4,764	3,623,022
Altice Financing SA 5.75%, 08/15/2029(e)		3,670	3,090,874
AMC Networks, Inc. 4.25%, 02/15/2029		3,809	2,337,507
Banijay Entertainment SASU 3.50%, 03/01/2025(e)	EUR	600	630,256
5.375%, 03/01/2025(e)	U.S.$	455	438,943
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(e)		688	588,226

	Principal Amount (000)			U.S. $ Value

4.50%, 06/01/2033(e)	U.S.$	6,459		$5,248,261
4.75%, 02/01/2032(e)		519		441,025
CSC Holdings LLC 4.625%, 12/01/2030(e)		547		323,479
5.75%, 01/15/2030(e)		728		459,084
DISH DBS Corp. 5.125%, 06/01/2029		635		403,828
5.25%, 12/01/2026(e)		289		249,017
7.75%, 07/01/2026		302		244,992
iHeartCommunications, Inc. 6.375%, 05/01/2026		0	**	336
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(e)		3,282		2,891,081
National CineMedia LLC 5.875%, 04/15/2028(e)		2,267		584,161
Sinclair Television Group, Inc. 5.50%, 03/01/2030(e)		2,251		1,795,037

				23,349,129

Communications - Telecommunications – 0.2%
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(h) (k) (l)		4,941		0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(e)	EUR	4,070		3,822,456
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(e)	U.S.$	1,329		1,132,972

				4,955,428

Consumer Cyclical - Automotive – 0.7%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(e)	EUR	360		373,504
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(e)	U.S.$	2,682		2,483,720
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(h) (k) (l) (m)		2,273		0
(First Lien) 11.00%, 10/31/2024(h) (k) (l) (m)		933		0
Ford Motor Co. 6.10%, 08/19/2032		4,859		4,767,894
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(e) (j)	EUR	560		573,449
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(e) (j)		623		595,830
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(e)	U.S.$	2,707		2,112,949
7.75%, 10/15/2025(e)		1,661		1,635,038
Mclaren Finance PLC 7.50%, 08/01/2026(e)		6,471		4,880,558

	Principal Amount (000)		U.S. $ Value

PM General Purchaser LLC 9.50%, 10/01/2028(e)	U.S.$	1,509	$1,154,309

			18,577,251

Consumer Cyclical - Entertainment – 1.0%
Carnival Corp. 4.00%, 08/01/2028(e)		1,841	1,586,997
5.75%, 03/01/2027(e)		2,598	2,155,743
9.875%, 08/01/2027(e)		1,508	1,550,013
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(e)		8,053	7,997,434
Lindblad Expeditions LLC 6.75%, 02/15/2027(e)		779	762,766
NCL Corp. Ltd. 8.375%, 02/01/2028(e)		1,524	1,549,420
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(e)		433	376,225
5.50%, 08/31/2026(e)		82	73,354
5.50%, 04/01/2028(e)		1,617	1,391,040
11.50%, 06/01/2025(e)		2,358	2,530,040
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(e)		4,017	4,123,330
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		1,057	901,357
13.00%, 05/15/2025(e)		888	942,070
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(e)		1,376	1,176,769
VOC Escrow Ltd. 5.00%, 02/15/2028(e)		75	66,005

			27,182,563

Consumer Cyclical - Other – 0.5%
Adams Homes, Inc. 7.50%, 02/15/2025(e)		1,585	1,367,443
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(e)		1,846	1,644,915
Caesars Entertainment, Inc. 7.00%, 02/15/2030(e)		705	718,409
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(e)		140	121,348
5.00%, 06/01/2029(e)		1,864	1,666,323
Installed Building Products, Inc. 5.75%, 02/01/2028(e)		846	779,758
NAC Aviation 29 DAC 4.75%, 06/30/2026		5,859	5,140,411

	Principal Amount (000)		U.S. $ Value

Travel & Leisure Co. 6.625%, 07/31/2026(e)	U.S.$	2,404	$2,386,355

			13,824,962

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(e)		1,546	1,413,044

Consumer Cyclical - Retailers – 0.7%
Arko Corp. 5.125%, 11/15/2029(e)		845	669,231
Bath & Body Works, Inc. 6.75%, 07/01/2036		704	636,486
6.875%, 11/01/2035		2,210	2,028,051
9.375%, 07/01/2025(e)		185	198,111
Dufry One BV 2.50%, 10/15/2024(e)	EUR	1,810	1,926,223
FirstCash, Inc. 5.625%, 01/01/2030(e)	U.S.$	66	60,589
Foundation Building Materials, Inc. 6.00%, 03/01/2029(e)		1,143	919,406
Kontoor Brands, Inc. 4.125%, 11/15/2029(e)		2,225	1,922,066
Michaels Cos, Inc. (The) 7.875%, 05/01/2029(e)		4,529	3,440,410
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(e)		1,480	1,459,221
Rite Aid Corp. 7.50%, 07/01/2025(e)		1,748	1,152,893
SRS Distribution, Inc. 6.125%, 07/01/2029(e)		548	471,220
Staples, Inc. 7.50%, 04/15/2026(e)		2,956	2,624,337
10.75%, 04/15/2027(e)		1,108	839,432
TPro Acquisition Corp. 11.00%, 10/15/2024(e)		716	699,976

			19,047,652

Consumer Non-Cyclical – 0.5%
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(e)		2,079	1,314,240
Cidron Aida Finco SARL 5.00%, 04/01/2028(e)	EUR	496	486,183
Embecta Corp. 5.00%, 02/15/2030(e)	U.S.$	797	656,337
Garden Spinco Corp. 8.625%, 07/20/2030(e)		1,594	1,713,598
Legacy LifePoint Health LLC 4.375%, 02/15/2027(e)		695	607,604
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(e)		162	92,876

	Principal Amount (000)		U.S. $ Value

Medline Borrower LP 5.25%, 10/01/2029(e)	U.S.$	1,374	$1,153,088
Radiology Partners, Inc. 9.25%, 02/01/2028(e)		3,294	1,992,508
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(e)		3,840	3,363,571
US Acute Care Solutions LLC 6.375%, 03/01/2026(e)		1,383	1,252,500

			12,632,505

Energy – 1.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(e)		1,896	1,925,141
Citgo Holding, Inc. 9.25%, 08/01/2024(e)		737	742,491
CITGO Petroleum Corp. 7.00%, 06/15/2025(e)		2,880	2,856,960
Crescent Energy Finance LLC 7.25%, 05/01/2026(e)		1,339	1,285,105
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(e)		826	774,829
EQM Midstream Partners LP 4.50%, 01/15/2029(e)		238	208,674
4.75%, 01/15/2031(e)		538	455,729
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		487	466,512
6.50%, 10/01/2025		123	120,881
7.75%, 02/01/2028		3,367	3,260,098
8.00%, 01/15/2027		537	530,137
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,924	1,814,467
Gulfport Energy Corp. 6.00%, 10/15/2024(k)		438	276
6.375%, 05/15/2025(k)		1,351	851
6.375%, 01/15/2026(k)		1,194	752
6.625%, 05/01/2023(k)		236	149
8.00%, 05/17/2026(e)		580	575,084
Harbour Energy PLC 5.50%, 10/15/2026(e)		403	370,780
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(e)		1,684	1,661,148
ITT Holdings LLC 6.50%, 08/01/2029(e)		2,772	2,409,810
Nabors Industries Ltd. 7.25%, 01/15/2026(e)		925	899,562
7.50%, 01/15/2028(e)		1,372	1,307,447
New Fortress Energy, Inc. 6.75%, 09/15/2025(e)		1,399	1,342,145

	Principal Amount (000)		U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(e)	U.S.$	4,696	$4,461,153
NuStar Logistics LP 6.375%, 10/01/2030		803	773,723
Occidental Petroleum Corp. 5.875%, 09/01/2025		38	38,470
8.875%, 07/15/2030		891	1,047,843
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(e)		1,560	1,518,208
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(e)		565	514,625
6.00%, 09/01/2031(e)		248	223,572
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(e)		120	121,627

			31,708,249

Services – 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(e)		1,513	1,445,369
ANGI Group LLC 3.875%, 08/15/2028(e)		458	351,112
APX Group, Inc. 5.75%, 07/15/2029(e)		2,079	1,800,539
6.75%, 02/15/2027(e)		303	297,049
Cars.com, Inc. 6.375%, 11/01/2028(e)		2,427	2,252,426
Garda World Security Corp. 9.50%, 11/01/2027(e)		2,358	2,339,207
ION Trading Technologies SARL 5.75%, 05/15/2028(e)		284	243,249
Millennium Escrow Corp. 6.625%, 08/01/2026(e)		3,319	2,306,937
Monitronics International, Inc. 9.125%, 04/01/2020(h) (i) (k) (l)		1,835	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a) (e)		4,123	2,994,452
Neptune Bidco US, Inc. 9.29%, 04/15/2029(e)		2,658	2,586,686
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(e)		473	448,541
Sabre GLBL, Inc. 11.25%, 12/15/2027(e)		5,077	5,381,366

			22,446,933

Technology – 0.5%
Cablevision Lightpath LLC 5.625%, 09/15/2028(e)		1,847	1,415,707

	Principal Amount (000)		U.S. $ Value

CommScope, Inc. 4.75%, 09/01/2029(e)	U.S.$	68	$56,479
Entegris Escrow Corp. 5.95%, 06/15/2030(e)		2,001	1,922,101
Gen Digital, Inc. 6.75%, 09/30/2027(e)		1,528	1,549,407
7.125%, 09/30/2030(e)		1,528	1,550,813
NCR Corp. 5.125%, 04/15/2029(e)		1,017	884,882
5.75%, 09/01/2027(e)		23	22,437
6.125%, 09/01/2029(e)		366	362,465
Presidio Holdings, Inc.
4.875%, 02/01/2027(e)		165	153,722
8.25%, 02/01/2028(e)		1,836	1,765,259
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(e)		6,350	4,188,841
Virtusa Corp. 7.125%, 12/15/2028(e)		947	795,698

			14,667,811

Transportation - Airlines – 0.1%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(e)		2,668	2,729,832

Transportation - Services – 0.3%
AerCap Global Aviation Trust 6.50%, 06/15/2045(e)		1,944	1,900,474
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(e)		842	758,044
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(e)	EUR	264	250,535
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(e)		2,585	2,227,262
EC Finance PLC 3.00%, 10/15/2026(e)		869	858,470
Loxam SAS 4.50%, 02/15/2027(e)		2,338	2,405,773
PROG Holdings, Inc. 6.00%, 11/15/2029(e)	U.S.$	1,304	1,105,166

			9,505,724

			224,208,298

Financial Institutions – 1.7%
Banking – 0.6%
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(e)		3,513	3,186,256
7.00%, 01/15/2026(e)		824	755,830
Credit Suisse Group AG 5.25%, 02/11/2027(e) (f)		4,846	3,664,158

	Principal Amount (000)		U.S. $ Value

6.25%, 12/18/2024(e) (f)	U.S.$	640	$562,784
6.375%, 08/21/2026(e) (f)		3,961	3,230,908
7.50%, 07/17/2023(e) (f)		4,684	4,357,432
Societe Generale SA 8.00%, 09/29/2025(e) (f)		1,529	1,547,134

			17,304,502

Brokerage – 0.3%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(e)		4,330	4,474,405
NFP Corp.
6.875%, 08/15/2028(e)		1,258	1,089,290
7.50%, 10/01/2030(e)		1,206	1,150,922

			6,714,617

Finance – 0.3%
Aircastle Ltd. 5.25%, 06/15/2026(e) (f)		1,325	1,087,308
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(e)		1,799	1,640,382
Curo Group Holdings Corp. 7.50%, 08/01/2028(e)		3,057	1,387,114
Enova International, Inc. 8.50%, 09/01/2024(e)		3,418	3,344,240
Lincoln Financing SARL 3.625%, 04/01/2024(e)	EUR	759	821,104

			8,280,148

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(e)	U.S.$	4,241	4,038,789
10.125%, 08/01/2026(e)		831	834,906
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(e) (j)		1,789	1,682,730
AssuredPartners, Inc. 5.625%, 01/15/2029(e)		2,222	1,897,454

			8,453,879

Other Finance – 0.1%
Intrum AB 3.00%, 09/15/2027(a) (e)	EUR	1,490	1,349,597
3.50%, 07/15/2026(e)		1,040	991,806

			2,341,403

REITs – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(e)	U.S.$	320	281,699

	Principal Amount (000)		U.S. $ Value

Diversified Healthcare Trust 9.75%, 06/15/2025	U.S.$	695	$682,059
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(e)		1,270	1,104,202

			2,067,960

			45,162,509

Utility – 0.4%
Electric – 0.3%
Vistra Corp. 7.00%, 12/15/2026(e) (f)		3,399	3,199,683
8.00%, 10/15/2026(e) (f)		4,113	4,028,642

			7,228,325

Natural Gas – 0.0%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.75%, 05/20/2027		654	616,356
5.875%, 08/20/2026		488	471,369

			1,087,725

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(e)		1,318	1,318,659

			9,634,709

Total Corporates - Non-Investment Grade (cost $315,740,907)			279,005,516

COLLATERALIZED LOAN OBLIGATIONS – 5.0%
CLO - Floating Rate – 5.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.792% (LIBOR 3 Month + 2.00%), 04/17/2033(e) (g)		9,437	8,991,186
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 7.958% (LIBOR 3 Month + 3.15%), 01/20/2032(e) (g)		1,935	1,804,871
Series 2021-1A, Class D 7.858% (LIBOR 3 Month + 3.05%), 07/20/2034(e) (g)		2,750	2,472,093
Series 2022-1A, Class D 8.639% (SOFR + 4.00%), 04/20/2034(e) (g)		7,850	7,211,316
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 7.892% (LIBOR 3 Month + 3.10%), 04/15/2034(e) (g)		2,750	2,545,672

	Principal Amount (000)		U.S. $ Value

Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 6.572% (LIBOR 3 Month + 1.75%), 04/26/2031(e) (g)	U.S.$	5,300	$5,112,073
BlueMountain Fuji US CLO II Ltd. Series 2017-2A, Class D 10.958% (LIBOR 3 Month + 6.15%), 10/20/2030(e) (g)		3,300	2,769,994
CBAM Ltd. Series 2018-7A, Class B1 6.408% (LIBOR 3 Month + 1.60%), 07/20/2031(e) (g)		1,996	1,927,659
CIFC Funding Ltd. Series 2020-4A, Class D 8.192% (LIBOR 3 Month + 3.40%), 01/15/2034(e) (g)		300	287,972
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 8.392% (LIBOR 3 Month + 3.60%), 01/17/2034(e) (g)		2,000	1,914,830
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 11.095% (LIBOR 3 Month + 6.30%), 07/18/2030(e) (g)		605	529,522
Dryden 78 CLO Ltd. Series 2020-78A, Class C 6.742% (LIBOR 3 Month + 1.95%), 04/17/2033(e) (g)		1,480	1,414,532
Series 2020-78A, Class D 7.792% (LIBOR 3 Month + 3.00%), 04/17/2033(e) (g)		6,824	6,412,354
Dryden 98 CLO Ltd. Series 2022-98A, Class D 7.739% (SOFR + 3.10%), 04/20/2035(e) (g)		4,850	4,279,213
Elevation CLO Ltd. Series 2020-11A, Class D1 8.642% (LIBOR 3 Month + 3.85%), 04/15/2033(e) (g)		4,490	4,125,192
Elmwood CLO VII Ltd. Series 2020-4A, Class D 8.392% (LIBOR 3 Month + 3.60%), 01/17/2034(e) (g)		4,200	4,096,957
Elmwood CLO VIII Ltd. Series 2021-1A, Class D1 7.808% (LIBOR 3 Month + 3.00%), 01/20/2034(e) (g)		1,000	953,863
Galaxy 30 Clo Ltd. Series 2022-30A, Class D 8.008% (SOFR + 3.35%), 04/15/2035(e) (g)		6,350	5,778,354
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 7.802% (LIBOR 3 Month + 3.00%), 10/29/2029(e) (g)		2,815	2,710,037

	Principal Amount (000)		U.S. $ Value

Greywolf CLO VI Ltd. Series 2018-1A, Class A2 6.556% (SOFR + 1.89%), 04/26/2031(e) (g)	U.S.$	5,300	$5,270,278
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 6.608% (LIBOR 3 Month + 1.80%), 07/21/2031(e) (g)		1,826	1,761,327
Series 2018-1A, Class C 8.008% (LIBOR 3 Month + 3.20%), 07/21/2031(e) (g)		2,000	1,751,176
Madison Park Funding LI Ltd. Series 2021-51A, Class D 7.848% (LIBOR 3 Month + 3.05%), 07/19/2034(e) (g)		3,650	3,425,602
Magnetite XXV Ltd. Series 2020-25A, Class D 8.118% (LIBOR 3 Month + 3.30%), 01/25/2032(e) (g)		3,000	2,879,697
Northwoods Capital XII-B Ltd. Series 2018-12BA, Class B 6.619% (LIBOR 3 Month + 1.85%), 06/15/2031(e) (g)		1,350	1,304,155
OCP CLO Ltd. Series 2021-21A, Class D 7.758% (LIBOR 3 Month + 2.95%), 07/20/2034(e) (g)		4,750	4,335,767
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 7.916% (LIBOR 3 Month + 3.10%), 01/24/2033(e) (g)		6,571	6,025,367
OZLM VII Ltd. Series 2014-7RA, Class CR 7.792% (LIBOR 3 Month + 3.00%), 07/17/2029(e) (g)		1,000	940,686
OZLM XVIII Ltd. Series 2018-18A, Class B 6.38% (LIBOR 3 Month + 1.55%), 04/15/2031(e) (g)		5,450	5,224,653
Palmer Square CLO Ltd. Series 2021-3A, Class D 7.742% (LIBOR 3 Month + 2.95%), 01/15/2035(e) (g)		2,400	2,267,878
Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.939% (SOFR + 3.30%), 04/20/2035(e) (g)		4,423	4,006,607
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 7.342% (LIBOR 3 Month + 3.10%), 01/20/2035(e) (g)		7,500	6,950,895
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 7.642% (LIBOR 3 Month + 2.85%), 10/15/2029(e) (g)		4,444	4,135,486

	Principal Amount (000)		U.S. $ Value

Series 2021-2A, Class D 8.058% (LIBOR 3 Month + 3.25%), 07/20/2034(e) (g)	U.S.$	950	$870,095
Series 2021-3A, Class D 8.058% (LIBOR 3 Month + 3.25%), 10/20/2034(e) (g)		8,550	7,727,105
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 7.958% (LIBOR 3 Month + 3.15%), 01/20/2034(e) (g)		2,400	2,300,659
Sixth Street CLO XX Ltd. Series 2021-20A, Class D 7.858% (LIBOR 3 Month + 3.05%), 10/20/2034(e) (g)		3,250	3,044,483
Venture XXVII CLO Ltd. Series 2017-27A, Class D 8.808% (LIBOR 3 Month + 4.00%), 07/20/2030(e) (g)		1,591	1,400,792
Voya CLO Ltd. Series 2019-1A, Class DR 7.642% (LIBOR 3 Month + 2.85%), 04/15/2031(e) (g)		4,595	4,128,829

Total Collateralized Loan Obligations (cost $145,197,294)			135,089,227

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Risk Share Floating Rate – 3.5%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 6.356% (LIBOR 1 Month + 1.85%), 10/25/2028(e) (g)		98	97,744
Series 2019-1A, Class M2 7.206% (LIBOR 1 Month + 2.70%), 03/25/2029(e) (g)		1,340	1,349,844
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.81% (SOFR + 3.50%), 03/25/2042(e) (g)		2,657	2,693,570
Eagle Re Ltd. Series 2018-1, Class M1 6.206% (LIBOR 1 Month + 1.70%), 11/25/2028(e) (g)		513	512,566
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 8.756% (LIBOR 1 Month + 4.25%), 11/25/2023(g)		1,367	1,397,758
Series 2015-DN1, Class B 16.006% (LIBOR 1 Month + 11.50%), 01/25/2025(g)		1,515	1,543,473
Series 2015-DNA2, Class B 12.056% (LIBOR 1 Month + 7.55%), 12/25/2027(g)		1,393	1,437,832

	Principal Amount (000)		U.S. $ Value

Series 2015-DNA3, Class B 13.856% (LIBOR 1 Month + 9.35%), 04/25/2028(g)	U.S.$	2,459	$2,527,127
Series 2015-HQA1, Class B 13.306% (LIBOR 1 Month + 8.80%), 03/25/2028(g)		1,569	1,595,639
Series 2016-DNA1, Class B 14.389% (LIBOR 1 Month + 10.00%), 07/25/2028(g)		2,217	2,347,170
Series 2017-DNA2, Class B1 9.656% (LIBOR 1 Month + 5.15%), 10/25/2029(g)		4,128	4,445,998
Series 2017-DNA3, Class B1 8.956% (LIBOR 1 Month + 4.45%), 03/25/2030(g)		4,550	4,801,909
Series 2017-HQA3, Class B1 8.956% (LIBOR 1 Month + 4.45%), 04/25/2030(g)		9,090	9,562,614
Series 2018-DNA2, Class B1 8.206% (LIBOR 1 Month + 3.70%), 12/25/2030(e) (g)		3,000	3,062,437
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 8.906% (LIBOR 1 Month + 4.40%), 01/25/2024(g)		1,753	1,801,822
Series 2014-C04, Class 1M2 9.406% (LIBOR 1 Month + 4.90%), 11/25/2024(g)		2,266	2,354,502
Series 2014-C04, Class 2M2 9.506% (LIBOR 1 Month + 5.00%), 11/25/2024(g)		58	58,510
Series 2015-C03, Class 1M2 9.506% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		836	873,745
Series 2015-C04, Class 2M2 10.056% (LIBOR 1 Month + 5.55%), 04/25/2028(g)		1,104	1,146,174
Series 2016-C01, Class 1M2 11.256% (LIBOR 1 Month + 6.75%), 08/25/2028(g)		978	1,043,425
Series 2016-C01, Class 2M2 11.456% (LIBOR 1 Month + 6.95%), 08/25/2028(g)		430	455,426
Series 2016-C02, Class 1M2 10.506% (LIBOR 1 Month + 6.00%), 09/25/2028(g)		2,060	2,162,421
Series 2016-C05, Class 2B 15.255% (LIBOR 1 Month + 10.75%), 01/25/2029(g)		2,739	2,877,736
Series 2016-C07, Class 2B 14.006% (LIBOR 1 Month + 9.50%), 05/25/2029(g)		1,188	1,207,865

	Principal Amount (000)		U.S. $ Value

Series 2017-C03, Class 1B1 9.356% (LIBOR 1 Month + 4.85%), 10/25/2029(g)	U.S.$	7,080	$7,545,657
Series 2017-C05, Class 1B1 8.106% (LIBOR 1 Month + 3.60%), 01/25/2030(g)		7,280	7,453,934
Series 2018-C03, Class 1B1 8.256% (LIBOR 1 Month + 3.75%), 10/25/2030(g)		7,250	7,537,194
Home Re Ltd. Series 2019-1, Class B1 8.856% (LIBOR 1 Month + 4.35%), 05/25/2029(g) (m)		2,000	1,991,128
Series 2020-1, Class M2 9.756% (LIBOR 1 Month + 5.25%), 10/25/2030(e) (g)		4,734	4,793,603
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.756% (LIBOR 1 Month + 4.25%), 11/25/2024(g) (m)		346	334,572
Series 2015-CH1, Class M2 10.006% (LIBOR 1 Month + 5.50%), 10/25/2025(g) (m)		633	620,686
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 7.267% (LIBOR 1 Month + 2.75%), 05/27/2023(e) (g)		1,324	1,292,443
Series 2019-3R, Class A 8.217% (LIBOR 1 Month + 3.70%), 11/27/2031(e) (g)		367	357,478
Series 2020-1R, Class A 6.867% (LIBOR 1 Month + 2.35%), 02/27/2023(g) (m)		1,812	1,751,806
Radnor Re Ltd. Series 2019-1, Class M1B 6.456% (LIBOR 1 Month + 1.95%), 02/25/2029(e) (g)		2,673	2,651,724
Traingle Re Ltd. Series 2021-3, Class M1A 6.21% (SOFR + 1.90%), 02/25/2034(e) (g)		6,588	6,577,259
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.756% (LIBOR 1 Month + 5.25%), 11/25/2025(g) (m)		230	213,773

			94,478,564

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 2.741% (7.20% - LIBOR 1 Month), 02/15/2036(g) (n)		874	127,739

	Principal Amount (000)		U.S. $ Value

Series 3856, Class KS 2.091% (6.55% - LIBOR 1 Month), 05/15/2041(g) (n)	U.S.$	5,026	$571,359
Series 4248, Class SL 1.591% (6.05% - LIBOR 1 Month), 05/15/2041(g) (n)		493	37,445
Series 4372, Class JS 1.641% (6.10% - LIBOR 1 Month), 08/15/2044(g) (n)		2,673	275,780
Series 4570, Class ST 1.541% (6.00% - LIBOR 1 Month), 04/15/2046(g) (n)		1,236	140,401
Series 4735, Class SA 1.741% (6.20% - LIBOR 1 Month), 12/15/2047(g) (n)		6,119	715,323
Series 4763, Class SB 2.541% (7.00% - LIBOR 1 Month), 03/15/2048(g) (n)		8,508	1,303,152
Series 4774, Class BS 1.741% (6.20% - LIBOR 1 Month), 02/15/2048(g) (n)		4,150	514,523
Series 4774, Class SL 1.741% (6.20% - LIBOR 1 Month), 04/15/2048(g) (n)		5,649	684,143
Series 4927, Class SJ 1.544% (6.05% - LIBOR 1 Month), 11/25/2049(g) (n)		2,327	342,886
Federal National Mortgage Association REMICs Series 2013-4, Class ST 1.644% (6.15% - LIBOR 1 Month), 02/25/2043(g) (n)		1,871	215,288
Series 2014-88, Class BS 1.644% (6.15% - LIBOR 1 Month), 01/25/2045(g) (n)		1,398	156,556
Series 2015-90, Class SA 1.644% (6.15% - LIBOR 1 Month), 12/25/2045(g) (n)		12,883	1,816,071
Series 2016-69, Class DS 1.594% (6.10% - LIBOR 1 Month), 10/25/2046(g) (n)		18,861	1,364,277
Series 2017-49, Class SP 1.644% (6.15% - LIBOR 1 Month), 07/25/2047(g) (n)		1,753	207,575
Series 2018-32, Class SB 1.694% (6.20% - LIBOR 1 Month), 05/25/2048(g) (n)		3,336	401,627
Series 2018-45, Class SL 1.694% (6.20% - LIBOR 1 Month), 06/25/2048(g) (n)		2,416	298,905
Series 2018-57, Class SL 1.694% (6.20% - LIBOR 1 Month), 08/25/2048(g) (n)		6,807	976,794
Series 2018-58, Class SA 1.694% (6.20% - LIBOR 1 Month), 08/25/2048(g) (n)		3,129	405,759

	Principal Amount (000)		U.S. $ Value

Series 2018-59, Class HS 1.694% (6.20% - LIBOR 1 Month), 08/25/2048(g) (n)	U.S.$	7,568	$1,057,210
Series 2019-25, Class SA 1.544% (6.05% - LIBOR 1 Month), 06/25/2049(g) (n)		3,059	340,383
Series 2019-60, Class SJ 1.544% (6.05% - LIBOR 1 Month), 10/25/2049(g) (n)		2,763	345,414

			12,298,610

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		859	490,389
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		445	235,070
Series 2007-HY4, Class 1A1 3.632%, 09/25/2047		157	136,312
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.652%, 03/25/2037		83	72,233
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		322	136,981
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.332%, 12/28/2037		531	462,232

			1,533,217

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.756% (LIBOR 1 Month + 0.25%), 04/25/2037(g)		321	81,593
Lehman XS Trust Series 2007-10H, Class 2AIO 2.631% (7.00% - LIBOR 1 Month), 07/25/2037(g) (n)		189	18,496

			100,089

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2013-87, Class KI 3.00%, 12/25/2037(o)		77	91
Series 2016-26, Class IO 5.00%, 05/25/2046(o)		355	54,981

			55,072

Total Collateralized Mortgage Obligations (cost $106,971,867)			108,465,552

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 3.4%
Industrial – 3.0%
Basic – 0.9%
Braskem Idesa SAPI 6.99%, 02/20/2032(e)	U.S.$	3,579	$2,632,713
7.45%, 11/15/2029(e)		2,459	2,018,532
CSN Inova Ventures 6.75%, 01/28/2028(e)		445	444,555
CSN Resources SA 4.625%, 06/10/2031(e)		4,293	3,615,564
7.625%, 04/17/2026(e)		766	775,096
Eldorado Gold Corp. 6.25%, 09/01/2029(e)		2,385	2,151,717
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(e)		4,123	4,102,385
OCP SA 3.75%, 06/23/2031(e)		1,011	851,767
Sasol Financing USA LLC 5.875%, 03/27/2024		1,467	1,446,389
Stillwater Mining Co. 4.00%, 11/16/2026(e)		953	881,525
4.50%, 11/16/2029(e)		891	761,805
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(e)		3,650	3,228,653
Volcan Cia Minera SAA 4.375%, 02/11/2026(e)		1,565	1,377,787

			24,288,488

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		3,079	3,021,269
6.95%, 01/17/2028(e)		2,058	2,105,334
IHS Holding Ltd. 5.625%, 11/29/2026(e)		1,243	1,042,069
6.25%, 11/29/2028(e)		410	335,612
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(e)		5,578	8,925

			6,513,209

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(e)		2,296	1,950,595

Communications - Telecommunications – 0.0%
C&W Senior Financing DAC 6.875%, 09/15/2027(e)		247	234,966
CT Trust 5.125%, 02/03/2032(e)		723	630,818
Digicel Group Holdings Ltd. 7.00%, 02/16/2023(f) (j) (m)		90	7,219

	Principal Amount (000)		U.S. $ Value

Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(e)	U.S.$	339	$291,420

			1,164,423

Consumer Cyclical - Other – 0.2%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(e)		200	171,500
MGM China Holdings Ltd. 5.25%, 06/18/2025(e)		895	849,299
5.375%, 05/15/2024(e)		569	551,930
5.875%, 05/15/2026(e)		598	565,222
Studio City Co., Ltd. 7.00%, 02/15/2027(e)		336	324,240
Studio City Finance Ltd. 6.00%, 07/15/2025(e)		1,088	1,009,120
6.50%, 01/15/2028(e)		998	885,725
Wynn Macau Ltd. 5.50%, 01/15/2026(e)		2,168	2,027,080

			6,384,116

Consumer Non-Cyclical – 0.6%
BRF GmbH 4.35%, 09/29/2026(e)		941	857,074
BRF SA 4.875%, 01/24/2030(e)		4,401	3,708,668
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(e)		587	560,021
MARB BondCo PLC 3.95%, 01/29/2031(e)		4,509	3,538,460
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(e)		2,088	1,827,679
Natura Cosmeticos SA 4.125%, 05/03/2028(e)		2,828	2,333,666
Rede D’or Finance SARL 4.50%, 01/22/2030(e)		265	232,289
4.95%, 01/17/2028(e)		1,215	1,121,840
Tonon Luxembourg SA 6.50%, 10/31/2024(k) (l) (m) (p)		871	87
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(e)		609	538,318
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(h) (i) (k) (l) (m)		4,738	474
10.875%, 01/13/2020(h) (i) (k) (l) (m)		750	75
11.75%, 02/09/2022(h) (i) (k) (l) (m)		1,690	169

			14,718,820

Energy – 0.8%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(e)		2,230	2,086,862

	Principal Amount (000)		U.S. $ Value

Gran Tierra Energy, Inc. 7.75%, 05/23/2027(e)	U.S.$	1,998	$1,695,023
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(e)		1,925	1,812,267
Kosmos Energy Ltd. 7.50%, 03/01/2028(e)		1,388	1,185,525
Leviathan Bond Ltd. 5.75%, 06/30/2023(e)		4,992	4,969,536
6.125%, 06/30/2025(e)		1,763	1,741,619
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(e)		979	965,416
MV24 Capital BV 6.748%, 06/01/2034(e)		1,535	1,456,571
Peru LNG SRL 5.375%, 03/22/2030(e)		3,367	2,765,149
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(e)		127	120,650
SEPLAT Energy PLC 7.75%, 04/01/2026(e)		2,065	1,792,420
SierraCol Energy Andina LLC 6.00%, 06/15/2028(e)		2,098	1,730,588

			22,321,626

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(e)		1,667	1,525,618

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(e)		1,397	1,285,240

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(e)		583	512,967

			80,665,102

Utility – 0.3%
Electric – 0.3%
AES Andes SA 6.35%, 10/07/2079(e)		1,816	1,713,850
India Clean Energy Holdings 4.50%, 04/18/2027(e)		2,686	2,236,599
Investment Energy Resources Ltd. 6.25%, 04/26/2029(e)		1,306	1,244,210
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(e)		1,217	1,034,344
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(e)		1,381	786,134
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(e)		750	726,553

	Principal Amount (000)		U.S. $ Value

Terraform Global Operating LP 6.125%, 03/01/2026(m)	U.S.$	289	$274,902

			8,016,592

Financial Institutions – 0.1%
Insurance – 0.0%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(e) (j)		1,182	1,094,792

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(e) (j)		3,891	99,335
5.25%, 12/27/2033(e) (j)		1,269	29,855

			129,190

REITs – 0.1%
China Aoyuan Group Ltd. 5.375%, 09/13/2022(e) (i) (k)		200	21,000
5.88%, 03/01/2027(e) (k) (p)		757	77,592
7.95%, 03/01/2027(e) (k) (p)		644	67,620
KWG Group Holdings Ltd. 5.95%, 08/10/2025(e)		339	130,515
6.00%, 08/14/2026(e)		400	148,000
7.40%, 01/13/2027(e)		396	144,540
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(e)		684	201,780
5.95%, 04/30/2025(e)		689	203,599
Shimao Group Holdings Ltd. 5.20%, 01/30/2025(e) (k) (p)		255	56,738
5.20%, 01/16/2027(e) (k) (p)		800	174,000
5.60%, 07/15/2026(e) (k) (p)		806	177,320
Sunac China Holdings Ltd. 5.95%, 04/26/2024(e) (k) (p)		588	166,110
6.50%, 01/10/2025(e) (k) (p)		229	65,265
6.50%, 01/26/2026(e) (k) (p)		305	86,925
6.65%, 08/03/2024(e) (k) (p)		225	64,125
7.00%, 07/09/2025(e) (k) (p)		205	57,913
Times China Holdings Ltd. 5.55%, 06/04/2024(e) (k) (p)		234	46,259
5.75%, 01/14/2027(e) (k) (p)		887	171,468
6.20%, 03/22/2026(e) (k) (p)		380	72,865
6.60%, 03/02/2023(e) (k) (p)		200	43,538
6.75%, 07/08/2025(e) (k) (p)		434	81,375
Yango Justice International Ltd. 7.50%, 02/17/2025(e) (k) (p)		898	17,960
7.875%, 09/04/2024(e) (k) (p)		342	6,840
8.25%, 11/25/2023(e) (k) (p)		400	8,000

	Principal Amount (000)		U.S. $ Value

10.25%, 09/15/2022(i) (k)	U.S.$	215	$4,300

			2,295,647

			3,519,629

Total Emerging Markets - Corporate Bonds (cost $123,151,040)			92,201,323

BANK LOANS – 3.3%
Industrial – 3.0%
Capital Goods – 0.3%
Apex Tool Group, LLC 9.828% (SOFR 1 Month + 5.25%), 02/08/2029(q)		3,803	3,316,055
Chariot Buyer LLC 7.820% (LIBOR 1 Month + 3.25%), 11/03/2028(q)		228	219,542
Granite US Holdings Corporation 8.750% (LIBOR 3 Month + 4.00%), 09/30/2026(q)		3,520	3,514,028

			7,049,625

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 9.288% (LIBOR 3 Month + 4.50%), 10/28/2027(q)		1,274	1,061,803
Coral-US Co-Borrower LLC 7.459% (LIBOR 1 Month + 3.00%), 10/15/2029(q)		1,550	1,538,375
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 7.570% (LIBOR 1 Month + 3.00%), 05/01/2026(q)		222	218,077
Univision Communications, Inc. 7.320% (LIBOR 1 Month + 2.75%), 03/15/2024(q)		175	174,973

			2,993,228

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 9.316% (LIBOR 1 Month + 4.75%), 04/27/2027(q)		3,967	3,945,955
Directv Financing, LLC 9.570% (LIBOR 1 Month + 5.00%), 08/02/2027(q)		2,024	1,987,036
Proofpoint, Inc. 10.985% (LIBOR 3 Month + 6.25%), 08/31/2029(q)		6,000	5,760,000
Zacapa SARL 8.830% (SOFR 3 Month + 4.25%), 03/22/2029(q)		3,282	3,216,817

			14,909,808

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 7.820% (LIBOR 1 Month + 3.25%), 04/30/2026(q)	U.S.$	347	$344,865
Dealer Tire Financial, LLC 9.061% (SOFR 1 Month + 4.50%), 12/14/2027(q)		841	840,811
9.170% (SOFR 3 Month + 4.50%), 12/14/2027(q)		452	452,213

			1,637,889

Consumer Cyclical - Other – 0.1%
Caesars Resort Collection, LLC 7.320% (LIBOR 1 Week + 2.75%), 12/23/2024(q)		3,411	3,406,050

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 7.134% (LIBOR 1 Month + 2.75%), 02/05/2025(q)		548	546,946

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 8.320% (LIBOR 1 Month + 3.75%), 03/06/2028(q)		1,186	1,164,704
Restoration Hardware, Inc. 7.911% (SOFR 1 Month + 3.25%), 10/20/2028(q)		2,244	2,179,849

			3,344,553

Consumer Non-Cyclical – 0.4%
Global Medical Response, Inc. 8.820% (LIBOR 1 Month + 4.25%), 03/14/2025(q)		1,128	826,579
Kronos Acquisition Holdings, Inc. 8.485% (LIBOR 3 Month + 3.75%), 12/22/2026(q)		1,872	1,816,731
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 8.575% (LIBOR 3 Month + 3.75%), 11/16/2025(q)		1,018	987,868
PetSmart LLC 8.411% (SOFR 1 Month + 3.75%), 02/11/2028(q)		4,304	4,269,498
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 9.875% (LIBOR 1 Month + 5.25%), 12/15/2027(q)		4,255	4,055,139

			11,955,815

Energy – 0.3%
GIP II Blue Holding, L.P. 9.230% (LIBOR 3 Month + 4.50%), 09/29/2028(q)		3,687	3,678,706

	Principal Amount (000)		U.S. $ Value

Parkway Generation, LLC 9.073% (SOFR 1 Month + 4.75%), 02/18/2029(q)	U.S.$	525	$516,491
9.426% (SOFR 1 Month + 4.75%), 02/18/2029(q)		3,995	3,934,778

			8,129,975

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.068% (LIBOR 3 Month + 6.25%), 10/20/2028(q)		1,672	1,533,060
Rockwood Service Corporation 8.820% (LIBOR 1 Month + 4.25%), 01/23/2027(q)		173	173,094

			1,706,154

Services – 0.1%
Amentum Government Services Holdings LLC 8.170% (LIBOR 3 Month + 4.00%), 01/29/2027(h) (q)		110	108,413
8.570% (LIBOR 1 Month + 4.00%), 01/29/2027(q)		329	325,585
Verscend Holding Corp. 8.570% (LIBOR 1 Month + 4.00%), 08/27/2025(q)		1,916	1,910,152

			2,344,150

Technology – 0.9%
Ascend Learning, LLC 10.320% (LIBOR 1 Month + 5.75%), 12/10/2029(q)		930	804,115
Banff Guarantor, Inc. 10.070% (LIBOR 1 Month + 5.50%), 02/27/2026(h) (q)		1,050	987,000
Boxer Parent Company, Inc. 8.320% (LIBOR 1 Month + 3.75%), 10/02/2025(q)		3,374	3,310,691
Endurance International Group Holdings, Inc. 7.884% (LIBOR 1 Month + 3.50%), 02/10/2028(q)		9,614	9,052,839
FINThrive Software Intermediate Holdings, Inc. 11.320% (LIBOR 1 Month + 6.75%), 12/17/2029(h) (q)		580	396,575
Loyalty Ventures, Inc. 11.000% (PRIME 3 Month + 3.50%), 11/03/2027(q)		4,383	1,698,445
Peraton Corp. 8.320% (LIBOR 1 Month + 3.75%), 02/01/2028(q)		1,601	1,591,249
Presidio Holdings, Inc. 8.070% (LIBOR 1 Month + 3.50%), 01/22/2027(h) (q)		64	64,021

	Principal Amount (000)		U.S. $ Value

8.330% (LIBOR 3 Month + 3.50%), 01/22/2027(q)	U.S.$	1,542	$1,536,511
Veritas US, Inc. 9.730% (LIBOR 3 Month + 5.00%), 09/01/2025(q)		5,631	3,808,165

			23,249,611

			81,273,804

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 8.320% (LIBOR 1 Month + 3.75%), 11/09/2026(q)		3,629	3,530,360

Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.541% (SOFR 6 Month + 4.50%), 12/11/2028(q)		376	375,572

Insurance – 0.1%
Hub International Limited 7.949% (LIBOR 2 Month + 3.25%), 04/25/2025(q)		7	7,146
8.058% (LIBOR 3 Month + 3.25%), 04/25/2025(q)		2,798	2,794,186

			2,801,332

			3,176,904

Total Bank Loans (cost $94,786,161)			87,981,068

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.5%
Non-Agency Fixed Rate CMBS – 1.8%
BANK Series 2020-BN25, Class XA 0.883%, 01/15/2063(o)		65,488	3,056,975
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.838%, 07/15/2049		372	339,705
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.31%, 05/15/2052(o)		10,544	644,040
CD Mortgage Trust Series 2017-CD3, Class XA 0.965%, 02/10/2050(o)		13,802	409,131
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.607%, 05/10/2058(o)		12,363	476,701
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class C 5.162%, 09/10/2046		516	501,553

	Principal Amount (000)		U.S. $ Value

Commercial Mortgage Trust Series 2014-CR15, Class XA 0.617%, 02/10/2047(o)	U.S.$	30,239	$135,899
Series 2015-CR27, Class XA 0.906%, 10/10/2048(o)		6,144	119,623
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	857,560
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.154%, 08/10/2044(e)		375	272,026
Series 2011-GC5, Class D 5.154%, 08/10/2044(e)		14,025	5,823,342
Series 2016-GS3, Class XA 1.196%, 10/10/2049(o)		29,886	1,001,042
Series 2019-GC39, Class XA 1.127%, 05/10/2052(o)		15,572	713,424
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		1,599	1,507,370
Series 2014-C24, Class C 4.383%, 11/15/2047		5,869	5,012,917
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.929%, 11/13/2052(o)		36,944	1,639,279
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class E 3.797%, 12/15/2047(e)		7,500	6,734,768
Series 2012-LC9, Class G 3.797%, 12/15/2047(e)		831	610,125
Series 2016-JP2, Class XA 1.767%, 08/15/2049(o)		15,144	708,241
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		632	276,868
LCCM Series 2017-LC26, Class XA 1.52%, 07/12/2050(e) (o)		32,927	1,648,176
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 4.102%, 05/15/2046(e)		680	592,041
Series 2014-C18, Class C 4.474%, 10/15/2047		4,408	4,093,094
Series 2015-C22, Class XA 1.002%, 04/15/2048(o)		11,289	167,525
UBS Commercial Mortgage Trust Series 2012-C1, Class D 6.633%, 05/10/2045(e)		280	254,365
Series 2017-C1, Class XA 1.525%, 06/15/2050(o)		6,873	341,124
Series 2019-C16, Class XA 1.532%, 04/15/2052(o)		14,354	889,214

	Principal Amount (000)		U.S. $ Value

Series 2019-C18, Class XA 1.02%, 12/15/2052(o)	U.S.$	43,513	$1,996,084
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(e)		2,414	2,209,143
Series 2013-C5, Class C 4.005%, 03/10/2046(e)		782	562,966
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.286%, 04/15/2050(o)		7,616	150,349
Series 2016-C36, Class XA 1.183%, 11/15/2059(o)		42,849	1,431,826
Series 2016-LC24, Class XA 1.606%, 10/15/2049(o)		26,908	1,203,629
Series 2016-LC25, Class XA 0.832%, 12/15/2059(o)		17,042	439,283
Series 2019-C52, Class XA 1.604%, 08/15/2052(o)		18,824	1,331,399
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.845%, 06/15/2044(e)		489	397,800
Series 2014-LC14, Class C 4.344%, 03/15/2047		134	126,150

			48,674,757

Non-Agency Floating Rate CMBS – 0.7%
BFLD Trust Series 2019-DPLO, Class E 6.699% (LIBOR 1 Month + 2.24%), 10/15/2034(e) (g)		11,227	10,860,552
DBWF Mortgage Trust Series 2018-GLKS, Class E 7.588% (LIBOR 1 Month + 3.12%), 12/19/2030(e) (g)		1,994	1,908,968
Great Wolf Trust Series 2019-WOLF, Class D 6.526% (SOFR + 2.05%), 12/15/2036(e) (g)		5,005	4,829,104
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 8.709% (LIBOR 1 Month + 4.25%), 05/15/2036(e) (g)		1,651	1,484,011

			19,082,635

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.131%, 11/16/2045(o)		91	1

Total Commercial Mortgage-Backed Securities (cost $80,454,326)			67,757,393

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 1.8%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(e)	U.S.$	6,169	$5,721,747

Dominican Republic – 0.4%
Dominican Republic International Bond 4.50%, 01/30/2030(e)		5,298	4,605,287
4.875%, 09/23/2032(e)		3,361	2,857,480
6.40%, 06/05/2049(e)		2,287	1,947,952

			9,410,719

Ecuador – 0.3%
Ecuador Government International Bond 1.50%, 07/31/2040(e)		1,114	466,592
2.50%, 07/31/2035(e)		14,718	7,145,615
5.50%, 07/31/2030(e)		1,472	977,123

			8,589,330

El Salvador – 0.2%
El Salvador Government International Bond 7.125%, 01/20/2050(e)		235	108,291
7.625%, 02/01/2041(e)		158	74,191
8.625%, 02/28/2029(e)		7,640	4,041,083
9.50%, 07/15/2052(e)		210	109,436

			4,333,001

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(e)	EUR	3,137	2,664,368
6.375%, 03/03/2028(e)	U.S.$	1,377	1,332,247

			3,996,615

Kenya – 0.1%
Republic of Kenya Government International Bond 7.00%, 05/22/2027(e)		1,680	1,512,000

Lebanon – 0.0%
Lebanon Government International Bond 6.60%, 11/27/2026(e) (k) (p)		1,284	80,250
6.65%, 04/22/2024(e) (k) (p)		507	32,575
6.85%, 03/23/2027(e) (k) (p)		1,053	65,812

			178,637

Nigeria – 0.1%
Nigeria Government International Bond 6.125%, 09/28/2028(e)		233	180,575
7.143%, 02/23/2030(e)		211	160,360
7.625%, 11/28/2047(e)		2,963	1,937,061
7.696%, 02/23/2038(e)		1,729	1,190,633

	Principal Amount (000)		U.S. $ Value

7.875%, 02/16/2032(e)	U.S.$	226	$170,630

			3,639,259

Pakistan – 0.0%
Pakistan Government International Bond 7.375%, 04/08/2031(e)		750	307,583

Senegal – 0.3%
Senegal Government International Bond 6.25%, 05/23/2033(e)		5,158	4,461,670
6.75%, 03/13/2048(e)		6,453	4,823,617

			9,285,287

Ukraine – 0.1%
Ukraine Government International Bond 7.253%, 03/15/2035(e)		4,689	913,769
7.375%, 09/25/2034(e)		3,586	708,235

			1,622,004

Total Emerging Markets - Sovereigns (cost $68,302,796)			48,596,182

AGENCIES – 1.2%
Agency Debentures – 1.2%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	10,018,379
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032		10,400	12,446,603
6.75%, 03/15/2031		4,000	4,835,547
Series GDIF 6.75%, 09/15/2029		4,606	5,429,084

Total Agencies (cost $34,870,816)			32,729,613

QUASI-SOVEREIGNS – 1.0%
Quasi-Sovereign Bonds – 1.0%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(e)		480	481,757

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(e)		2,044	2,023,785

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 4.75%, 04/24/2025(e)		768	751,757
5.375%, 04/24/2030(e)		1,940	1,789,650

			2,541,407

Mexico – 0.6%
Comision Federal de Electricidad 4.688%, 05/15/2029(e)		4,031	3,699,198

	Principal Amount (000)		U.S. $ Value

Petroleos Mexicanos 5.95%, 01/28/2031	U.S.$	6,037	$4,819,941
6.49%, 01/23/2027		1,455	1,361,080
6.75%, 09/21/2047		8,071	5,579,079
6.95%, 01/28/2060		3,090	2,114,641

			17,573,939

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(e)		2,349	2,354,872

Ukraine – 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(k) (m) (p)		2,168	444,440
State Agency of Roads of Ukraine 6.25%, 06/24/2030(m)		7,856	1,400,823

			1,845,263

Total Quasi-Sovereigns (cost $37,019,278)			26,821,023

ASSET-BACKED SECURITIES – 0.5%
Autos - Fixed Rate – 0.3%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(e)		3,310	3,310,593
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(e)		2,970	2,753,415
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(e)		2,551	2,540,234

			8,604,242

Other ABS - Fixed Rate – 0.2%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 11.11%, 11/16/2043(m)		98	92,560
Series 2019-36, Class PT 12.563%, 10/17/2044(m)		300	292,133
Series 2019-43, Class PT 0.389%, 11/15/2044(m)		4	4,092
Marlette Funding Trust Series 2018-4A, Class C 4.91%, 12/15/2028(e)		32	31,584
Series 2019-2A, Class C 4.11%, 07/16/2029(e)		734	728,674
Series 2019-3A, Class C 3.79%, 09/17/2029(e)		1,097	1,087,924

	Principal Amount (000)		U.S. $ Value

Pagaya AI Debt Trust Series 2022-6, Class A 11.00%, 05/15/2030(e)	U.S.$	1,200	$1,200,636

			3,437,603

Total Asset-Backed Securities (cost $12,301,477)			12,041,845

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031		864	653,022
3.25%, 04/22/2032		8,612	6,342,738

			6,995,760

Panama – 0.2%
Panama Notas del Tesoro 3.75%, 04/17/2026		5,027	4,764,025

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026		247	229,602

Total Governments - Sovereign Bonds (cost $14,826,091)			11,989,387

	Shares

COMMON STOCKS – 0.4%
Energy – 0.2%
Energy Equipment & Services – 0.0%
Diamond Offshore Drilling, Inc.(e) (k)		22,730	260,486
Vantage Drilling International(k)		5,988	83,832

			344,318

Oil, Gas & Consumable Fuels – 0.2%
Berry Corp.		78,098	718,502
Civitas Resources, Inc.		5,127	341,202
Denbury, Inc.(k)		6,516	565,458
Golden Energy Offshore Services AS(k)		1,497,659	232,565
Nordic Aviation Capital AS(h) (k) (l)		103,735	2,074,700
SandRidge Energy, Inc.(k)		105	1,660

			3,934,087

			4,278,405

Consumer Discretionary – 0.1%
Auto Components – 0.0%
Energy Technology(h) (k) (l)		497	173,950

Internet & Catalog Retail – 0.0%
GOLO Mobile, Inc.(h) (k) (l)		30,264	0

Multiline Retail – 0.1%
ATD New Holdings, Inc.(h) (k)		29,486	1,804,543

			1,978,493

Company	Shares		U.S. $ Value

Consumer Staples – 0.1%
Household Products – 0.1%
Southeastern Grocers, Inc.(h) (k) (l)		71,086	$1,634,978

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Intelsat Jackson Holdings SA(h) (k) (l)		9,676	0
Intelsat SA/Luxembourg(h) (k)		46,202	1,058,811

			1,058,811

Media – 0.0%
iHeartMedia, Inc. - Class A(k)		14,385	111,484

			1,170,295

Information Technology – 0.0%
IT Services – 0.0%
Paysafe Ltd.(k)		8,409	176,925

Software – 0.0%
Monitronics International, Inc.(k)		34,245	5,137
Paysafe AG Tracker(h) (k)		71,679	0

			5,137

			182,062

Health Care – 0.0%
Pharmaceuticals – 0.0%
Mallinckrodt PLC(k)		5,739	43,043

Total Common Stocks (cost $14,005,492)			9,287,276

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
Texas Transportation Commission State Highway Fund Series 2010-B 5.178%, 04/01/2030	U.S.$	2,560	2,663,248
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)		6,915	6,381,099

Total Local Governments - US Municipal Bonds (cost $9,475,000)			9,044,347

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Auto Components – 0.1%
Energy Technology 0.00%(h) (k) (l)	3,093	$2,242,425

Energy – 0.0%
Gulfport Energy Corp. 10.00%(h) (k)	113	519,800

Total Preferred Stocks (cost $2,416,042)		2,762,225

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(h) (k) (l)	12	0
Flexpath Capital, Inc., expiring 04/15/2031(h) (k) (l)	17,195	0

Total Warrants (cost $0)		0

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(r) (s) (t) (cost $18,837,773)	18,837,773	18,837,773

Total Investments – 142.1% (cost $3,973,475,170)(u)		3,824,353,479
Other assets less liabilities – (42.1)%		(1,132,607,970)

Net Assets – 100.0%		$2,691,745,509

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Long Gilt Futures	11	March 2023	$1,417,296	$1,346
U.S. Long Bond (CBT) Futures	1,181	March 2023	153,382,375	2,591,034
U.S. T-Note 2 Yr (CBT) Futures	951	March 2023	195,571,665	771,510
U.S. T-Note 5 Yr (CBT) Futures	178	March 2023	19,445,109	222,528
U.S. T-Note 10 Yr (CBT) Futures	1,294	March 2023	148,183,219	2,252,269
U.S. Ultra Bond (CBT) Futures	1,326	March 2023	187,960,500	5,739,509
Sold Contracts
Euro Buxl 30 Yr Bond Futures	13	March 2023	2,035,145	236,008
Euro-BOBL Futures	18	March 2023	2,295,409	43,360
Euro-Bund Futures	49	March 2023	7,288,451	228,983
Euro-Schatz Futures	149	March 2023	17,129,146	157,445
U.S. 10 Yr Ultra Futures	2,223	March 2023	269,434,547	(3,644,270)
U.S. T-Note 5 Yr (CBT) Futures	2,497	March 2023	272,777,743	(2,344,653)

				$6,255,069

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	1,016	USD	1,240	03/24/2023	$(14,776)
Bank of America, NA	CAD	203,663	USD	152,222	03/30/2023	(909,739)
Morgan Stanley Capital Services, Inc.	CAD	7,811	USD	5,838	03/30/2023	(35,052)
Morgan Stanley Capital Services, Inc.	USD	2,094	AUD	2,993	04/13/2023	24,671
UBS AG	EUR	29,286	USD	30,915	02/27/2023	(975,370)

						$(1,910,266)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
iTraxxx Xover Series 38, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.15%	EUR	13,220	$566,193	$(522,281)	$1,088,474

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	109,350	04/20/2023	2.850%	3 Month LIBOR	Semi-Annual/ Quarterly	$(242,934)	$—	$(242,934)
USD	46,860	04/02/2024	2.851%	3 Month LIBOR	Semi-Annual/ Quarterly	861,877	—	861,877
USD	30,755	02/10/2025	2.034%	3 Month LIBOR	Semi-Annual/ Quarterly	1,478,193	—	1,478,193
USD	6,010	06/09/2025	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	264,847	—	264,847
USD	10,000	01/11/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	578,495	—	578,495
USD	11,920	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	631,235	—	631,235

						$3,571,713	$—	$3,571,713

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	3,418	$(1,259,172)	$(79,219)	$(1,179,953)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	2,734	(1,007,338)	(391,431)	(615,907)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	734	(179,086)	(185,291)	6,205
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,377	(335,993)	(318,665)	(17,328)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	100	(24,480)	(5,926)	(18,554)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,836	(447,940)	(424,839)	(23,101)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	398	(97,011)	(42,070)	(54,941)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	709	(172,899)	(105,950)	(66,949)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	619	(150,873)	(51,232)	(99,641)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	946	(230,684)	(89,963)	(140,721)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,218	(297,068)	(115,126)	(181,942)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,093	(754,362)	(296,637)	(457,725)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,911	(1,441,888)	(553,452)	(888,436)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,911	(1,441,888)	(553,452)	(888,436)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	5,585	$(1,362,227)	$(451,314)	$(910,913)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,916	(1,442,944)	(347,561)	(1,095,383)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	252	(36,676)	(9,343)	(27,333)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	505	(73,481)	(19,073)	(54,408)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	1,262	(183,639)	(46,779)	(136,860)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	2,889	(420,448)	(146,004)	(274,444)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	6,668	(970,264)	(197,120)	(773,144)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	831	(202,622)	(96,275)	(106,347)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,703	(1,391,044)	(645,027)	(746,017)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	10,535	(1,533,017)	(431,844)	(1,101,173)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	11,278	(4,155,267)	(2,384,873)	(1,770,394)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,654	(647,393)	(288,768)	(358,625)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,911	(953,966)	(593,183)	(360,783)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,460	(1,331,751)	(840,008)	(491,743)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	2,562	(943,875)	(465,053)	(478,822)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	2,645	$(974,347)	$(473,130)	$(501,217)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,856	(452,618)	(109,565)	(343,053)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,792	(681,038)	(224,498)	(456,540)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,903	(1,439,776)	(622,937)	(816,839)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	130	(18,955)	(5,004)	(13,951)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	338	(82,527)	(26,383)	(56,144)

						$(27,138,557)	$(11,636,995)	$(15,501,562)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2023
Barclay Capital, Inc.†	USD	2,900	(1.00%)*	—	$2,895,569
Credit Suisse Securities (USA) LLC†	EUR	2,236	1.50%	—	2,432,537
Credit Suisse Securities (USA) LLC†	USD	1,599	2.00%	—	1,600,972
Credit Suisse Securities (USA) LLC†	EUR	1,103	1.00%	—	1,198,692
Credit Suisse Securities (USA) LLC†	USD	894	0.50%	—	893,775
HSBC Securities (USA), Inc.†	USD	229,363	4.40%	—	231,258,563
HSBC Securities (USA), Inc.†	USD	34,808	4.40%	—	35,014,895
JPMorgan Chase Bank†	USD	310,294	4.37%	—	312,867,120
JPMorgan Chase Bank†	USD	50,750	4.37%	—	51,099,160
JPMorgan Chase Bank†	USD	45,675	4.37%	—	45,989,244

					$685,250,527

*	Interest payment due from counterparty.
†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2023.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Governments - Treasuries	$676,228,982	$—	$—	$—	$676,228,982
Corporates - Investment Grade	1,600,972	—	—	—	1,600,972
Corporates - Non-Investment Grade	7,420,573	—	—	—	7,420,573

Total	$685,250,527	$—	$—	$—	$685,250,527

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $846,336,252 or 31.4% of net assets.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Defaulted matured security.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2023.
(k)	Non-income producing security.
(l)	Fair valued by the Adviser.
(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.27% of net assets as of January 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 11.11%, 11/16/2043	09/27/2018	$98,288	$92,560	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 12.563%, 10/17/2044	09/04/2019	299,681	292,133	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 0.389%, 11/15/2044	10/09/2019	4,346	4,092	0.00%
Digicel Group Holdings Ltd. 7.00%, 02/16/2023	06/21/2019	19,245	7,219	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	692,006	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Home Re Ltd. Series 2019-1, Class B1 8.856%, 05/25/2029	12/20/2019	$2,054,519	$1,991,128	0.07%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.756%, 11/25/2024	11/06/2015	344,844	334,572	0.01%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.006%, 10/25/2025	09/18/2015	631,694	620,686	0.02%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,787	0	0.00%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026	11/04/2019	2,168,000	444,440	0.02%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 6.867%, 02/27/2023	02/11/2020	1,812,485	1,751,806	0.07%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	7,856,000	1,400,823	0.05%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	289,000	274,902	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013	1,804,783	87	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/19/2013	3,510,948	474	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965	75	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	916,308	169	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.756%, 11/25/2025	09/06/2016	231,086	213,773	0.01%

(n)	Inverse interest only security.
(o)	IO - Interest Only.
(p)	Defaulted.
(q)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the the PRIME or the LIBOR/PRIME floor rate plus a spread at January 31, 2023.
(r)	Affiliated investments.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	The rate shown represents the 7-day yield as of period end.
(u)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $79,872,323 and gross unrealized depreciation of investments was $(235,490,586), resulting in net unrealized depreciation of $(155,618,263).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

January 31, 2023 (unaudited)

80.8%	United States
4.4%	Canada
2.2%	United Kingdom
0.9%	Mexico
0.9%	Brazil
0.8%	France
0.7%	Colombia
0.6%	Ireland
0.6%	Switzerland
0.5%	China
0.4%	India
0.4%	Italy
0.4%	Peru
5.9%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Angola, Australia, Belgium, Bermuda, Chile, Denmark, Dominican Republic, Ecuador, El Salvador, Finland, Germany, Ghana, Guatemala, Hong Kong, Indonesia, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Kuwait, Lebanon, Luxembourg, Macau, Morocco, Netherlands, Nigeria, Norway, Pakistan, Panama, Senegal, South Africa, South Korea, Spain, Sweden, Turkey and Ukraine.

AB Income Fund

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$1,871,731,284	$—		$1,871,731,284
Mortgage Pass-Throughs	—	541,396,968	—		541,396,968
Corporates - Investment Grade	2,086,696	462,474,525	4,054,256		468,615,477
Corporates - Non-Investment Grade	—	278,926,637	78,879	(a)	279,005,516
Collateralized Loan Obligations	—	135,089,227	—		135,089,227
Collateralized Mortgage Obligations	—	108,465,552	—		108,465,552
Emerging Markets - Corporate Bonds	—	92,200,605	718		92,201,323
Bank Loans	—	84,562,963	3,418,105		87,981,068
Commercial Mortgage-Backed Securities	—	67,757,393	—		67,757,393
Emerging Markets - Sovereigns	—	48,596,182	—		48,596,182
Agencies	—	32,729,613	—		32,729,613
Quasi-Sovereigns	—	26,821,023	—		26,821,023
Asset-Backed Securities	—	12,041,845	—		12,041,845
Governments - Sovereign Bonds	—	11,989,387	—		11,989,387
Common Stocks	2,540,294	—	6,746,982	(a)	9,287,276
Local Governments - US Municipal Bonds	—	9,044,347	—		9,044,347
Preferred Stocks	—	—	2,762,225		2,762,225
Warrants	—	—	0	(a)	—
Short-Term Investments	18,837,773	—	—		18,837,773

Total Investments in Securities	23,464,763	3,783,827,551	17,061,165	(a)	3,824,353,479
Other Financial Instruments(b):
Assets:
Futures	12,243,992	—	—		12,243,992
Forward Currency Exchange Contracts	—	24,671	—		24,671
Centrally Cleared Credit Default Swaps	—	566,193	—		566,193
Centrally Cleared Interest Rate Swaps	—	3,814,647	—		3,814,647
Liabilities:
Futures	(5,988,923)	—	—		(5,988,923)
Forward Currency Exchange Contracts	—	(1,934,937)	—		(1,934,937)
Centrally Cleared Interest Rate Swaps	—	(242,934)	—		(242,934)
Credit Default Swaps	—	(27,138,557)	—		(27,138,557)
Reverse Repurchase Agreements	(685,250,527)	—	—		(685,250,527)

Total	$(655,530,695)	$3,758,916,634	$17,061,165	(a)	$3,120,447,104

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,642	$185,374	$172,178	$18,838	$153